Additional Notes - Summary of Sensitivity Analysis of Variable Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase of the variable Interest Rate by 0.5%
Sensitivity Analysis Variable [Line Items]
Foreign exchange, sensitivity analysis	€ 2.4	€ 2.4	€ 0.8
Decrease of the variable Interest Rate by 0.5%
Sensitivity Analysis Variable [Line Items]
Foreign exchange, sensitivity analysis	€ (2.4)	€ (2.4)	€ (0.8)